Nuveen Senior Income Fund
Portfolio of Investments October 31, 2022
(Unaudited)
NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 161.5%   (98.1% of Total Investments)
X 276,430,942 VARIABLE RATE SENIOR LOAN INTERESTS - 134.8% (81.9% of Total Investments) (2)
X 276,430,942
Aerospace & Defense - 1.6% (1.0% of Total Investments)
$ 798 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
9.760% 3-Month LIBOR 6.750% 7/31/23 BB- $ 798,406
1,071 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 1,048,700
786 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 Ba3 768,369
678 TransDigm, Inc., Term Loan G 5.924% 3-Month LIBOR 2.250% 8/22/24 Ba3 668,248
3,333 Total Aerospace & Defense 3,283,723
Airlines - 3.3% (2.0% of Total Investments)
1,117 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 1,108,254
187 American Airlines, Inc., Term
Loan
5.412% 1-Month LIBOR 2.000% 12/14/23 Ba3 186,270
752 American Airlines, Inc., Term
Loan, First Lien
5.504% 1-Month LIBOR 1.750% 1/29/27 Ba3 701,155
1,968 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 BB- 1,728,244
550 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 562,654
1,075 SkyMiles IP Ltd., Term Loan B 7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 1,086,427
1,477 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 1,446,207
7,126 Total Airlines 6,819,211
Auto Components - 1.2% (0.7% of Total Investments)
122 Adient US LLC, Term Loan B 7.004% 1-Month LIBOR 3.250% 4/08/28 BB+ 118,544
1,268 Clarios Global LP, Term Loan
B
7.004% 1-Month LIBOR 3.250% 4/30/26 B1 1,235,622
319 DexKo Global Inc., Term
Loan B
7.476% 1 + 3 Month
LIBOR
3.750% 10/04/28 B1 290,312
898 Superior Industries
International, Inc., Term Loan
B, First Lien
7.754% 1-Month LIBOR 4.000% 5/23/24 Ba3 863,206
2,607 Total Auto Components 2,507,684
Beverages - 2.0% (1.2% of Total Investments)
609 Arterra Wines Canada, Inc.,
Term Loan
7.142% 3-Month LIBOR 3.500% 11/25/27 B1 558,286
464 City Brewing Company, LLC,
Term Loan
6.814% 1-Month LIBOR 3.500% 4/05/28 B- 320,374
998 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 Ba3 914,488
82 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B3 72,570
1,125 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 5/05/29 B+ 1,088,437
1,253 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 1,120,833
4,531 Total Beverages 4,074,988

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 1.1% (0.6% of Total Investments)
$ 2,269 Grifols Worldwide
Operations USA, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 2,181,452
Building Products - 1.7% (1.0% of Total Investments)
1,713 Chamberlain Group Inc, Term
Loan B
7.132% 1-Month LIBOR 3.500% 10/22/28 B 1,563,471
471 Cornerstone Building Brands,
Inc., Term Loan B
6.589% 1-Month LIBOR 3.250% 4/12/28 B 397,028
1,046 Quikrete Holdings, Inc., Term
Loan, First Lien
6.379% 1-Month LIBOR 2.625% 1/31/27 Ba2 1,017,433
332 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 325,884
178 Zurn Holdings, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 10/04/28 BB 176,924
3,740 Total Building Products 3,480,740
Capital Markets - 0.3% (0.2% of Total Investments)
809 Astra Acquisition Corp., Term
Loan, First Lien
9.004% 1-Month LIBOR 5.250% 10/22/28 BB- 708,064
Chemicals - 1.6% (0.9% of Total Investments)
318 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 293,630
587 Diamond (BC) B.V., Term
Loan B
7.163% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 550,054
845 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 775,287
393 INEOS Styrolution US
Holding LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 1/29/26 BB+ 370,318
651 Ineos US Finance LLC, Term
Loan B
5.754% 1-Month LIBOR 2.000% 3/31/24 BBB- 646,540
85 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 81,900
106 PMHC II, Inc., Term Loan B 8.494% SOFR90A 4.250% 2/03/29 B- 83,391
417 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
5.754% 1-Month LIBOR 2.000% 9/09/24 Ba2 391,477
3,402 Total Chemicals 3,192,597
Commercial Services & Supplies - 3.1% (1.9% of Total Investments)
718 Amentum Government
Services Holdings LLC, Term
Loan
7.382% SOFR90A 4.000% 2/07/29 B1 697,250
298 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 289,562
500 Covanta Holding
Corporation, Term Loan B
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 494,237
38 Covanta Holding
Corporation, Term Loan C
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 37,208
433 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 413,507
1,024 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 N/R 1,020,114
1,691 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 1,494,732
288 Prime Security Services
Borrower, LLC, Term Loan
5.303% 6-Month LIBOR 2.750% 9/23/26 BB- 285,020
299 Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ 284,611

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 895 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 $ 785,295
484 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 478,359
6,668 Total Commercial Services & Supplies 6,279,895
Communications Equipment - 3.4% (2.1% of Total Investments)
735 CommScope, Inc., Term
Loan B
7.004% 1-Month LIBOR 3.250% 4/04/26 B1 703,190
1,233 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B2 1,129,277
260 EOS Finco Sarl, Term Loan 9.612% CME Term
SOFR 3 Month
6.000% 8/03/29 B2 249,275
1,975 Maxar Technologies Ltd.,
Term Loan B
8.079% SOFR30A 4.350% 6/09/29 B+ 1,897,450
3,399 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B3 2,388,039
997 Riverbed Technology, Inc.,
Exit Term Loan, (cash 7.000%,
PIK 2.000%)
9.200% 1-Month LIBOR 6.000% 12/07/26 Caa1 390,041
250 ViaSat, Inc., Term Loan 8.343% CME Term
SOFR 1 Month
4.500% 3/04/29 BB+ 238,310
8,849 Total Communications Equipment 6,995,582
Construction & Engineering - 0.6% (0.4% of Total Investments)
107 Aegion Corporation, Term
Loan
8.504% 1-Month LIBOR 4.750% 5/17/28 B 99,299
617 Centuri Group, Inc, Term
Loan B
5.570% Prime +
3-Month LIBOR
2.500% 8/27/28 Ba2 604,829
360 Osmose Utilities Services,
Inc., Term Loan
6.882% 1-Month LIBOR 3.250% 6/22/28 B 334,456
216 Pike Corporation, Term Loan
B
6.760% 1-Month LIBOR 3.000% 1/21/28 Ba3 212,301
1,300 Total Construction & Engineering 1,250,885
Consumer Finance - 0.8% (0.5% of Total Investments)
1,731 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,702,296
Containers & Packaging - 1.9% (1.2% of Total Investments)
880 Berry Global, Inc., Term Loan
Z
5.050% 3-Month LIBOR 1.750% 7/01/26 BBB- 868,880
614 Charter NEX US, Inc., Term
Loan
7.504% 1-Month LIBOR 3.750% 12/01/27 B 596,479
429 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.004% SOFR30A 4.175% 3/30/29 B 413,846
41 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 34,504
495 Reynolds Group Holdings
Inc. , Term Loan B
7.254% 1-Month LIBOR 3.500% 9/24/28 B+ 481,566
318 Reynolds Group Holdings
Inc. , Term Loan B2
7.004% 1-Month LIBOR 3.250% 2/05/26 B+ 310,518
1,266 TricorBraun Holdings, Inc.,
Term Loan
7.004% 1-Month LIBOR 3.250% 3/03/28 B2 1,201,977
4,043 Total Containers & Packaging 3,907,770

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
$ 334 GT Polaris, Inc., Term Loan 8.165% 3-Month LIBOR 3.750% 9/24/27 BB- $ 306,782
737 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 651,368
1,071 Total Diversified Consumer Services 958,150
Diversified Financial Services - 1.6% (1.0% of Total Investments)
121 Avaya, Inc., Term Loan B2 7.412% 1-Month LIBOR 4.000% 12/15/27 Caa2 58,808
1,002 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.239% 1-Month LIBOR 1.750% 1/15/25 Baa2 984,277
1,897 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
4.989% 1-Month LIBOR 1.500% 2/12/27 Baa2 1,854,860
943 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 117,856
349 Trans Union, LLC, Term Loan
B6
6.004% 1-Month LIBOR 2.250% 12/01/28 BBB- 344,483
4,312 Total Diversified Financial Services 3,360,284
Diversified Telecommunication Services - 4.4% (2.6% of Total Investments)
584 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 528,285
2,888 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 2,656,227
2,884 CenturyLink, Inc., Term Loan
B
6.004% 1-Month LIBOR 2.250% 3/15/27 BB+ 2,692,475
442 Cincinnati Bell, Inc., Term
Loan B2
7.079% SOFR30A 3.250% 11/23/28 B+ 433,381
638 Connect Finco Sarl, Term
Loan B
7.260% 1-Month LIBOR 3.500% 12/12/26 B+ 618,300
424 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B 364,871
1,727 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 1,638,693
9,587 Total Diversified Telecommunication Services 8,932,232
Electric Utilities - 0.6% (0.4% of Total Investments)
530 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 526,391
660 Talen Energy Supply, LLC,
Term Loan B, (WI/DD)(5)
TBD TBD TBD TBD N/R 667,841
1,190 Total Electric Utilities 1,194,232
Electrical Equipment - 0.1% (0.1% of Total Investments)
255 Vertiv Group Corporation,
Term Loan B
5.878% 1 + 6 Month
LIBOR
2.750% 3/02/27 BB- 246,479
Electronic Equipment, Instruments & Components - 1.4% (0.9% of Total Investments)
700 II-VI Incorporated, Term Loan
B
5.878% 1-Month LIBOR 2.750% 7/01/29 BBB- 683,375
1,382 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,340,161
866 TTM Technologies, Inc., Term
Loan
5.628% 1-Month LIBOR 2.500% 9/28/24 BB+ 858,843
2,948 Total Electronic Equipment, Instruments & Components 2,882,379
Entertainment - 1.9% (1.2% of Total Investments)
876 AMC Entertainment
Holdings, Inc. , Term Loan B
6.314% 1-Month LIBOR 3.000% 4/22/26 B- 624,855
2,552 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 832,951
294 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 91,016

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 216 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D $ 231,211
297 Diamond Sports Group, LLC,
Term Loan
11.208% SOFR30A 8.100% 5/19/26 B 286,251
759 Diamond Sports Group, LLC,
Term Loan, Second Lien
6.458% SOFR30A 3.350% 8/24/26 CCC+ 151,878
325 Lions Gate Capital Holdings
LLC, Term Loan B
6.004% 1-Month LIBOR 2.250% 3/24/25 Ba2 319,533
639 Springer Nature Deutschland
GmbH, Term Loan B18
6.674% 1-Month LIBOR 3.000% 8/14/26 BB+ 630,635
167 Univision Communications
Inc., Term Loan C5
6.504% 1-Month LIBOR 2.750% 3/15/24 B+ 166,647
630 Virgin Media Bristol LLC,
Term Loan Q
6.662% 1-Month LIBOR 3.250% 1/31/29 BB+ 621,908
6,755 Total Entertainment 3,956,885
Food & Staples Retailing - 0.4% (0.2% of Total Investments)
346 US Foods, Inc., 5.754% 1-Month LIBOR 2.000% 9/13/26 BB 339,871
405 US Foods, Inc., Term Loan B 6.504% 1-Month LIBOR 2.750% 11/22/28 BB 400,026
751 Total Food & Staples Retailing 739,897
Food Products - 0.8% (0.5% of Total Investments)
413 CHG PPC Parent LLC, Term
Loan
6.632% 1-Month LIBOR 3.000% 12/08/28 B1 400,537
171 Froneri International Ltd.,
Term Loan
6.004% 1-Month LIBOR 2.250% 1/31/27 B+ 165,495
197 H Food Holdings LLC, Term
Loan B
7.441% 1-Month LIBOR 3.688% 5/31/25 B2 166,769
29 H Food Holdings LLC, Term
Loan B3
8.754% 1-Month LIBOR 5.000% 5/31/25 B2 25,142
405 Sycamore Buyer LLC, Term
Loan B
6.090% 1-Month LIBOR 2.250% 7/22/29 BB+ 398,672
436 UTZ Quality Foods, LLC, Term
Loan B
6.843% CME Term
SOFR 1 Month
3.000% 1/20/28 B1 429,091
1,651 Total Food Products 1,585,706
Health Care Equipment & Supplies - 5.1% (3.1% of Total Investments)
3,007 Bausch & Lomb, Inc., Term
Loan
6.989% SOFR90A 3.250% 5/05/27 BB- 2,824,759
1,398 Carestream Health, Inc., Term
Loan
11.153% CME Term
SOFR 3 Month
+  SOFR90A
7.500% 9/30/27 B- 1,198,628
206 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 200,802
398 ICU Medical, Inc., Term Loan
B
6.063% SOFR30A +
SOFR90A +
CME Term
SOFR 2 Month
2.250% 12/14/28 BBB- 390,166
5,094 Medline Borrower, LP, Term
Loan B
7.004% 1-Month LIBOR 3.250% 10/21/28 BB- 4,693,216
939 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.504% 1-Month LIBOR 3.750% 7/02/25 B3 835,027
449 Vyaire Medical, Inc., Term
Loan B
8.505% 3-Month LIBOR 4.750% 4/16/25 Caa1 328,315
11,491 Total Health Care Equipment & Supplies 10,470,913

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services - 10.2% (6.2% of Total Investments)
$ 1,237 AHP Health Partners, Inc.,
Term Loan B
7.254% 1-Month LIBOR 3.500% 8/23/28 B1 $ 1,181,039
522 DaVita, Inc. , Term Loan B 5.504% 1-Month LIBOR 1.750% 8/12/26 BBB- 505,556
63 Element Materials
Technology Group US
Holdings Inc, Term Loan, (WI/
DD)(6)
TBD TBD TBD TBD B1 61,382
137 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B1 132,994
797 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 759,248
198 Global Medical Response,
Inc., Term Loan
8.004% 1-Month LIBOR 4.250% 3/14/25 B 154,272
1,852 Global Medical Response,
Inc., Term Loan B
7.378% 1-Month LIBOR 4.250% 10/02/25 B 1,443,994
2,114 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 2,095,899
632 National Mentor Holdings,
Inc., Term Loan
7.467% 1 + 3 Month
LIBOR
3.750% 3/02/28 B- 454,038
12 National Mentor Holdings,
Inc., Term Loan C
7.430% 3-Month LIBOR 3.750% 3/02/28 B- 8,812
973 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 869,743
3,549 Parexel International
Corporation, Term Loan, First
Lien
7.004% 1-Month LIBOR 3.250% 11/15/28 B1 3,426,293
1,057 Phoenix Guarantor Inc, Term
Loan B
7.004% 1-Month LIBOR 3.250% 3/05/26 B1 1,016,704
985 Phoenix Guarantor Inc, Term
Loan B3
7.254% 1-Month LIBOR 3.500% 3/05/26 B1 948,599
103 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 70,595
2,779 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 2,465,963
1,253 Select Medical Corporation,
Term Loan B
6.260% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,222,048
2,682 Surgery Center Holdings,
Inc., Term Loan
7.070% 1-Month LIBOR 3.750% 8/31/26 B1 2,567,038
514 Team Health Holdings, Inc.,
Term Loan B
8.979% SOFR30A 5.250% 2/02/27 B 430,662
405 Team Health Holdings, Inc.,
Term Loan, First Lien
6.504% 1-Month LIBOR 2.750% 2/06/24 B 371,887
739 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 664,758
22,603 Total Health Care Providers & Services 20,851,524
Health Care Technology - 0.3% (0.2% of Total Investments)
97 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ 88,969
572 Athenahealth, Inc., Term
Loan B
6.967% SOFR30A 3.500% 1/27/29 B+ 523,606
669 Total Health Care Technology 612,575

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels - 1.8% (1.1% of Total Investments)
$ 1,955 Crown Finance US Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD N/R $ 1,961,238
405 Entain Holdings Gibraltar Ltd,
Term Loan, (WI/DD)
TBD TBD TBD TBD Ba1 399,306
438 Penn National Gaming, Inc.,
Term Loan B
6.579% SOFR30A 2.750% 4/20/29 BB 432,020
815 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB- 805,831
3,613 Total Hotels 3,598,395
Hotels, Restaurants & Leisure - 19.7% (12.0% of Total Investments)
247 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 26,555
107 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
17.328% 3-Month LIBOR 12.000% 9/29/26 Caa3 106,180
295 Alterra Mountain Company,
Term Loan
7.254% 1-Month LIBOR 3.500% 8/17/28 B+ 288,775
52 Alterra Mountain Company,
Term Loan B1
6.504% 1-Month LIBOR 2.750% 7/31/24 B+ 51,346
554 Aramark Services, Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 3/11/25 BB+ 541,153
6,711 B.C. Unlimited Liability
Company, Term Loan B4
5.504% 1-Month LIBOR 1.750% 11/19/26 BB+ 6,539,443
2,537 Caesars Resort Collection,
LLC, Term Loan B, First Lien
6.504% 1-Month LIBOR 2.750% 12/22/24 B+ 2,513,324
420 Caesars Resort Collection,
LLC, Term Loan B1
7.254% 1-Month LIBOR 3.500% 7/20/25 B+ 417,301
1,075 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 1,011,844
480 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 441,526
1,176 Churchill Downs
Incorporated, Term Loan B1
5.760% 1-Month LIBOR 2.000% 3/17/28 BBB- 1,142,202
2,700 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 2,438,758
574 Crown Finance US, Inc., Term
Loan(6)
6.040% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 176,026
399 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
7.625% 3-Month LIBOR 7.000% 5/23/24 D 474,800
4,501 Delta 2 (LUX) S.a.r.l., Term
Loan
6.254% 1-Month LIBOR 2.500% 2/01/24 BB- 4,502,069
1,567 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 1,156,822
3,079 Fertitta Entertainment, LLC,
Term Loan B
7.729% SOFR30A 4.000% 1/27/29 B 2,896,855
464 Four Seasons Hotels Limited,
Term Loan, First Lien
5.754% 1-Month LIBOR 2.000% 11/30/23 BB+ 463,951
495 Hilton Grand Vacations
Borrower LLC, Term Loan B
6.754% 1-Month LIBOR 3.000% 8/02/28 BB+ 488,132
1,234 Hilton Worldwide Finance,
LLC, Term Loan B2
5.336% 1-Month LIBOR 1.750% 6/21/26 BBB- 1,214,544
1,744 IRB Holding Corp, Term Loan
B
6.208% SOFR30A 3.000% 12/15/27 B+ 1,701,647
628 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 620,443
577 NASCAR Holdings, Inc, Term
Loan B
6.254% 1-Month LIBOR 2.500% 10/18/26 BBB- 575,775
548 PCI Gaming Authority, Term
Loan
6.254% 1-Month LIBOR 2.500% 5/31/26 BBB- 542,082

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 510 Scientific Games Holdings LP,
Term Loan B
7.097% SOFR90A 3.500% 2/04/29 BB- $ 481,443
1,710 Scientific Games
International, Inc., Term Loan
6.402% SOFR30A 3.000% 4/07/29 BB 1,690,840
990 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.813% 1-Month LIBOR 3.000% 8/25/28 BB 968,032
3,287 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 3,233,673
1,438 Station Casinos LLC, Term
Loan B
6.010% 1-Month LIBOR 2.250% 2/08/27 BB- 1,410,676
744 Twin River Worldwide
Holdings, Inc., Term Loan B
6.550% 3-Month LIBOR 3.250% 10/01/28 BB+ 693,713
907 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
6.510% 1-Month LIBOR 2.750% 5/16/25 B 887,278
715 Wyndham Hotels & Resorts,
Inc., Term Loan B
5.504% 1-Month LIBOR 1.750% 5/30/25 BBB- 712,319
42,465 Total Hotels, Restaurants & Leisure 40,409,527
Household Durables - 0.9% (0.5% of Total Investments)
69 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD B3 64,786
306 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B3 285,057
798 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
6.858% SOFR30A 3.750% 7/30/28 B3 744,303
713 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 357,900
37 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 36,105
363 Weber-Stephen Products
LLC, Term Loan B
7.004% 1-Month LIBOR 3.250% 10/30/27 CCC+ 303,032
2,286 Total Household Durables 1,791,183
Household Products - 0.1% (0.1% of Total Investments)
321 Reynolds Consumer Products
LLC, Term Loan
5.504% 1-Month LIBOR 1.750% 2/04/27 BBB- 315,688
Independent Power And Renewable Electricity Prod - 0.3% (0.2% of Total Investments)
594 Vistra Operations Company
LLC, Term Loan B3, First Lien
5.333% 1-Month LIBOR 1.750% 12/31/25 BBB- 589,889
Insurance - 4.5% (2.8% of Total Investments)
2,057 Acrisure, LLC, Term Loan B 7.254% 1-Month LIBOR 3.500% 2/15/27 B 1,915,798
1,754 Alliant Holdings
Intermediate, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 5/10/25 B 1,705,767
247 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.980% 1-Month LIBOR 3.500% 11/06/27 B 239,367
1,011 Asurion LLC, Term Loan B4,
Second Lien
9.004% 1-Month LIBOR 5.250% 1/15/29 B 709,383
321 Asurion LLC, Term Loan B7 6.754% 1-Month LIBOR 3.000% 11/03/24 Ba3 303,727
1,309 Asurion LLC, Term Loan B8 7.004% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,166,512
659 Asurion LLC, Term Loan B9 7.004% 1-Month LIBOR 3.250% 7/31/27 Ba3 582,444
346 Broadstreet Partners, Inc.,
Term Loan B2
7.004% 1-Month LIBOR 3.250% 1/27/27 B1 333,075
532 Hub International Limited,
Term Loan B
7.380% 3-Month LIBOR 3.250% 4/25/25 B 523,103

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 1,588 Hub International Limited,
Term Loan B
6.995% 3-Month LIBOR 3.000% 4/25/25 B $ 1,559,900
270 Ryan Specialty Group, LLC,
Term Loan
6.829% SOFR30A 3.000% 9/01/27 BB- 266,552
10,094 Total Insurance 9,305,628
Interactive Media & Services - 0.6% (0.4% of Total Investments)
1,977 Rackspace Technology
Global, Inc., Term Loan B,
(DD1)
5.617% 3-Month LIBOR 2.750% 2/09/28 B1 1,263,254
Internet & Direct Marketing Retail - 0.7% (0.4% of Total Investments)
985 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 961,360
55 Medical Solutions Holdings,
Inc., Term Loan
7.874% 3-Month LIBOR 3.500% 11/01/28 B1 53,371
343 Medical Solutions Holdings,
Inc., Term Loan, First Lien
7.174% 3-Month LIBOR 3.500% 11/01/28 B1 331,735
1,383 Total Internet & Direct Marketing Retail 1,346,466
IT Services - 4.0% (2.4% of Total Investments)
951 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ 929,908
155 iQor US Inc., Exit Term Loan 11.254% 1-Month LIBOR 7.500% 9/15/27 B1 154,656
725 Peraton Corp., Term Loan B 7.504% 1-Month LIBOR 3.750% 2/01/28 BB- 699,948
679 Perforce Software, Inc., Term
Loan B
7.504% 1-Month LIBOR 3.750% 7/01/26 B2 629,817
749 Sabre GLBL Inc., Term Loan B 5.754% 1-Month LIBOR 2.000% 2/22/24 Ba3 736,514
1,875 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 1,613,437
1,044 Tempo Acquisition LLC, Term
Loan B
6.729% CME Term
SOFR 1 Month
3.000% 8/31/28 BB- 1,031,479
1,656 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 1,642,674
721 WEX Inc., Term Loan 6.004% 1-Month LIBOR 2.250% 4/01/28 Ba2 707,717
8,555 Total IT Services 8,146,150
Leisure Products - 0.3% (0.2% of Total Investments)
276 Hayward Industries, Inc.,
Term Loan
6.254% 1-Month LIBOR 2.500% 5/28/28 BB 260,408
384 SRAM, LLC , Term Loan B 6.162% 1 + 3 Month
LIBOR
2.750% 5/18/28 BB- 373,607
660 Total Leisure Products 634,015
Life Sciences Tools & Services - 0.5% (0.3% of Total Investments)
247 Avantor Funding, Inc., Term
Loan B5
6.004% 1-Month LIBOR 2.250% 11/06/27 BB+ 242,471
257 Curia Global, Inc., Term Loan 8.124% 3-Month LIBOR 3.750% 8/30/26 B2 235,769
526 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 522,044
1,030 Total Life Sciences Tools & Services 1,000,284

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Machinery - 2.2% (1.3% of Total Investments)
$ 1,221 Ali Group North America
Corporation, Term Loan B
5.843% 1-Month LIBOR 2.000% 10/13/28 Baa3 $ 1,201,415
729 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 705,152
827 Gardner Denver, Inc., Term
Loan B2
5.579% CME Term
SOFR 1 Month
1.750% 2/28/27 BB+ 811,654
1,024 Gates Global LLC, Term Loan
B3
6.254% 1-Month LIBOR 2.500% 3/31/27 Ba3 997,320
352 Grinding Media Inc., Term
Loan B
7.516% 3-Month LIBOR 4.000% 10/12/28 B 303,126
494 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 447,940
4,647 Total Machinery 4,466,607
Media - 11.0% (6.7% of Total Investments)
998 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.329% SOFR30A 3.500% 12/21/28 B1 960,508
160 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.829% SOFR30A 6.000% 12/20/29 CCC+ 149,000
230 Altice Financing SA, Term
Loan, First Lien
6.829% 3-Month LIBOR 2.750% 1/31/26 B 216,240
247 Cable One, Inc., Term Loan
B4
5.754% 1-Month LIBOR 2.000% 5/03/28 BB+ 244,562
1,455 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 1,292,183
1,657 Charter Communications
Operating, LLC, Term Loan
B2
5.510% 1-Month LIBOR 1.750% 2/01/27 BBB- 1,630,806
194 Checkout Holding Corp., First
Out Term Loan
11.254% 1-Month LIBOR 7.500% 2/15/23 N/R 160,623
378 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000,
PIK 9.500%)
7.127% 1-Month LIBOR 1.000% 8/15/23 N/R 113,529
3,801 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
7.584% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 3,492,168
3,117 CSC Holdings, LLC, Term
Loan
5.662% 1-Month LIBOR 2.250% 1/15/26 BB- 3,027,606
1,171 CSC Holdings, LLC, Term
Loan B1
5.662% 1-Month LIBOR 2.250% 7/17/25 BB- 1,137,341
659 CSC Holdings, LLC, Term
Loan B5
5.912% 1-Month LIBOR 2.500% 4/15/27 BB- 627,127
214 Cumulus Media New
Holdings Inc., Term Loan B
7.504% 1-Month LIBOR 3.750% 3/31/26 B 203,370
2,634 DirecTV Financing, LLC, Term
Loan
8.754% 1-Month LIBOR 5.000% 8/02/27 BBB- 2,517,217
352 Dotdash Meredith Inc, Term
Loan B
7.120% 1-Month LIBOR 4.000% 12/01/28 BB- 315,131
483 E.W. Scripps Company (The),
Term Loan B2
6.316% 1-Month LIBOR 2.563% 5/01/26 BB 473,700
2,248 iHeartCommunications, Inc.,
Term Loan
6.754% 1-Month LIBOR 3.000% 5/01/26 BB- 2,128,569
9 LCPR Loan Financing LLC,
Term Loan B
7.162% 1-Month LIBOR 3.750% 10/15/28 BB+ 8,658
990 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.068% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 919,957
84 Mission Broadcasting, Inc.,
Term Loan B
5.628% 1-Month LIBOR 2.500% 6/03/28 BBB- 82,818
182 Outfront Media Capital LLC,
Term Loan B
5.504% 1-Month LIBOR 1.750% 11/18/26 Ba1 174,246

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 160 Radiate Holdco, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 9/25/26 B1 $ 147,309
531 WideOpenWest Finance LLC,
Term Loan B
6.490% SOFR90A 3.000% 12/20/28 BB 522,975
2,074 Ziggo Financing Partnership,
Term Loan I
5.912% 1-Month LIBOR 2.500% 4/30/28 BB 2,024,953
24,028 Total Media 22,570,596
Multiline Retail - 0.2% (0.1% of Total Investments)
248 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 219,385
1,180 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 219,357
1,428 Total Multiline Retail 438,742
Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
638 BCP Renaissance Parent LLC,
Term Loan B3
7.053% SOFR90A 3.500% 10/31/26 B+ 626,501
603 Buckeye Partners, L.P., Term
Loan B
5.365% 1-Month LIBOR 2.250% 11/01/26 BBB- 596,866
219 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 198,752
691 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 648,789
1,409 Gulf Finance, LLC, Term Loan 10.225% 1-Month LIBOR 6.750% 8/25/26 B 1,143,350
165 M6 ETX Holdings II Midco
LLC, Term Loan B
8.067% CME Term
SOFR 1 Month
4.500% 8/11/29 B+ 164,210
1,334 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.754% 1-Month LIBOR 8.000% 8/27/26 B 1,329,275
660 TransMontaigne Operating
Company L.P., Term Loan B
7.031% 1-Month LIBOR 3.500% 11/05/28 BB 639,249
1,104 Traverse Midstream Partners
LLC, Term Loan
7.977% SOFR30A 4.250% 9/27/24 B+ 1,094,722
6,823 Total Oil, Gas & Consumable Fuels 6,441,714
Personal Products - 0.5% (0.3% of Total Investments)
285 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- 241,835
72 Coty Inc., Term Loan B 5.448% 1-Month LIBOR 2.250% 4/05/25 BB- 70,542
– (7) Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 295
2,527 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(5)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 805,497
2,884 Total Personal Products 1,118,169
Pharmaceuticals - 4.3% (2.6% of Total Investments)
658 Bausch Health Companies
Inc., Term Loan B
8.624% CME Term
SOFR 1 Month
5.250% 1/27/27 B 494,532
451 Catalent Pharma Solutions
Inc., Term Loan B3
5.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 447,145
452 Elanco Animal Health
Incorporated, Term Loan B
4.878% 1-Month LIBOR 1.750% 8/01/27 BBB- 436,275
3,014 Jazz Financing Lux S.a.r.l.,
Term Loan
7.254% 1-Month LIBOR 3.500% 5/05/28 BB+ 2,983,385
2,497 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 2,043,870
751 Mallinckrodt International
Finance SA, Term Loan, (WI/
DD)
TBD TBD TBD TBD B3 612,110

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals (continued)
$ 1,396 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB $ 1,365,854
390 Perrigo Investments, LLC,
Term Loan B
6.329% SOFR30A 2.500% 4/05/29 Baa3 385,635
9,609 Total Pharmaceuticals 8,768,806
Professional Services - 2.3% (1.4% of Total Investments)
282 CHG Healthcare Services Inc.,
Term Loan
7.624% 3-Month LIBOR 3.250% 9/30/28 B1 274,391
486 Creative Artists Agency, LLC ,
Term Loan B
7.504% 1-Month LIBOR 3.750% 11/26/26 B 482,453
1,275 Dun & Bradstreet
Corporation (The), Term Loan
6.846% 1-Month LIBOR 3.250% 2/08/26 BB+ 1,257,884
722 EAB Global, Inc., Term Loan 7.254% 1-Month LIBOR 3.500% 8/16/28 B2 690,454
328 Physician Partners LLC, Term
Loan
7.829% SOFR30A 4.000% 2/01/29 B 310,851
190 R1 RCM, Inc., Term Loan B 6.729% SOFR30A 3.000% 5/12/29 BBB- 189,050
1,486 Verscend Holding Corp.,
Term Loan B
7.754% 1-Month LIBOR 4.000% 8/27/25 BB- 1,470,094
4,769 Total Professional Services 4,675,177
Real Estate Management & Development - 0.2% (0.1% of Total Investments)
494 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 8/21/25 BB 483,946
Road & Rail - 1.7% (1.0% of Total Investments)
229 Genesee & Wyoming Inc.
(New), Term Loan
5.674% 3-Month LIBOR 2.000% 12/30/26 BB+ 226,375
650 Hertz Corporation, (The),
Term Loan B
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 627,988
124 Hertz Corporation, (The),
Term Loan C
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 119,635
1,434 Uber Technologies, Inc., Term
Loan B, First Lien
6.570% 3-Month LIBOR 3.500% 4/04/25 Ba3 1,424,088
1,083 XPO Logistics, Inc., Term
Loan B
4.936% 1-Month LIBOR 1.750% 2/24/25 Baa3 1,068,653
3,520 Total Road & Rail 3,466,739
Semiconductors & Semiconductor Equipment - 0.8% (0.5% of Total Investments)
337 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 Ba1 340,626
2,879 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 D 970,403
293 Entegris, Inc., Term Loan B 6.163% SOFR30A + 3
Month LIBOR
3.000% 7/06/29 Baa3 292,061
3,509 Total Semiconductors & Semiconductor Equipment 1,603,090
Software - 17.3% (10.5% of Total Investments)
461 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 425,337
423 Avaya, Inc., Term Loan 13.376% SOFR30A 10.000% 12/15/27 Caa2 268,076
1,453 Banff Merger Sub Inc, Term
Loan
7.504% 1-Month LIBOR 3.750% 10/02/25 B2 1,400,069
339 Camelot U.S. Acquisition LLC,
Term Loan B
6.754% 1-Month LIBOR 3.000% 10/31/26 B1 333,596
248 CCC Intelligent Solutions Inc.,
Term Loan B
6.004% 1-Month LIBOR 2.250% 9/21/28 B+ 243,577
1,115 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 1,094,094
1,145 Ceridian HCM Holding Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/30/25 B+ 1,109,779

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 1,500 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 $ 1,390,500
215 Dynatrace LLC, Term Loan,
First Lien
6.004% 1-Month LIBOR 2.250% 8/23/25 BB+ 213,695
2,493 Epicor Software Corporation,
Term Loan
7.004% 1-Month LIBOR 3.250% 7/31/27 B2 2,379,167
2,043 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 1,855,347
2,363 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.754% 1-Month LIBOR 4.000% 12/01/27 B2 2,309,129
233 Greenway Health, LLC, Term
Loan, First Lien
7.500% 1-Month LIBOR 3.750% 2/16/24 B- 202,567
2,189 Informatica LLC, Term Loan B 6.563% 1-Month LIBOR 2.750% 10/14/28 BB- 2,137,460
429 iQor US Inc., Second Out
Term Loan
11.254% 1-Month LIBOR 7.500% 11/19/25 CCC+ 335,440
770 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 768,941
1,060 McAfee, LLC, Term Loan B 6.870% SOFR30A 3.750% 2/03/29 BB+ 973,087
2,500 NortonLifeLock Inc., Term
Loan B
5.829% SOFR30A 2.000% 1/28/29 BBB- 2,444,800
668 Polaris Newco LLC, Term
Loan B
7.754% 1-Month LIBOR 4.000% 6/04/28 B2 611,884
246 Project Ruby Ultimate Parent
Corp., Term Loan
7.004% 1-Month LIBOR 3.250% 3/10/28 B 232,495
909 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 867,504
249 RealPage, Inc, Term Loan,
First Lien
6.754% 1-Month LIBOR 3.000% 4/22/28 B+ 234,724
2,947 Seattle Spinco, Inc., Term
Loan B3
6.504% 1-Month LIBOR 2.750% 6/21/24 BB+ 2,922,819
2,354 Seattle Spinco, Inc., Term
Loan B5
7.591% SOFR30A 4.000% 1/14/27 BB+ 2,337,337
1,257 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 1,212,124
652 SS&C European Holdings
Sarl, Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 639,578
803 SS&C Technologies Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 787,856
164 SS&C Technologies Inc., Term
Loan B6
6.079% SOFR30A 2.250% 3/22/29 BB+ 160,947
247 SS&C Technologies Inc., Term
Loan B7
6.079% SOFR30A 2.250% 3/22/29 BB+ 242,511
916 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 885,783
485 Ultimate Software Group Inc
(The), Term Loan B
7.504% 1-Month LIBOR 3.750% 5/03/26 B1 472,764
563 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 485,080
2,207 Zelis Healthcare Corporation,
Term Loan
7.254% 1-Month LIBOR 3.500% 9/30/26 B 2,180,363
1,264 ZoomInfo LLC, Term Loan B 6.754% 1-Month LIBOR 3.000% 2/01/26 BB+ 1,260,019
36,910 Total Software 35,418,449
Specialty Retail - 4.5% (2.7% of Total Investments)
369 Academy, Ltd., Term Loan 6.878% 1-Month LIBOR 3.750% 11/06/27 BB 365,048
772 Avis Budget Car Rental, LLC,
Term Loan B
5.510% 1-Month LIBOR 1.750% 8/06/27 BB+ 746,940
617 Avis Budget Car Rental, LLC,
Term Loan C
7.329% SOFR30A 3.500% 3/15/29 BB+ 612,830
169 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 164,498
911 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 618,843

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail (continued)
$ 871 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ $ 750,258
323 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 314,452
3,950 PetSmart, Inc., Term Loan B 7.500% 1-Month LIBOR 3.750% 2/12/28 BB- 3,810,940
990 Restoration Hardware, Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 10/15/28 BB 928,496
213 SRS Distribution Inc., Term
Loan
7.329% CME Term
SOFR 1 Month
3.500% 6/04/28 B- 198,718
304 Staples, Inc., Term Loan 7.782% 3-Month LIBOR 5.000% 4/12/26 B 265,290
512 Wand NewCo 3, Inc., Term
Loan
6.754% 1-Month LIBOR 3.000% 2/05/26 B2 481,167
10,001 Total Specialty Retail 9,257,480
Technology Hardware, Storage & Peripherals - 0.2% (0.1% of Total Investments)
485 NCR Corporation, Term Loan 6.920% 3-Month LIBOR 2.500% 8/28/26 BB+ 466,812
Textiles, Apparel & Luxury Goods - 0.4% (0.2% of Total Investments)
764 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 728,210
150 New Trojan Parent, Inc., Term
Loan, First Lien
6.784% 1-Month LIBOR 3.250% 1/06/28 B- 113,558
914 Total Textiles, Apparel & Luxury Goods 841,768
Trading Companies & Distributors - 0.7% (0.5% of Total Investments)
988 Core & Main LP, Term Loan B 6.756% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ 965,593
581 Resideo Funding Inc., Term
Loan
5.288% 3-Month LIBOR 2.250% 2/12/28 BBB- 573,525
1,569 Total Trading Companies & Distributors 1,539,118
Transportation Infrastructure - 0.7% (0.4% of Total Investments)
1,109 Brown Group Holding, LLC,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/22/28 B+ 1,080,606
400 Brown Group Holding, LLC,
Term Loan B2
7.419% SOFR30A 3.750% 6/09/29 B+ 397,000
1,509 Total Transportation Infrastructure 1,477,606
Wireless Telecommunication Services - 1.4% (0.8% of Total Investments)
740 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 729,145
1,664 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 1,607,688
494 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
7.145% SOFR30A 3.750% 6/02/28 B 482,668
2,898 Total Wireless Telecommunication Services 2,819,501
$ 302,666 Total Variable Rate Senior Loan Interests (cost $296,620,403) 276,430,942

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 42,969,020 CORPORATE BONDS - 20.9% (12.7% of Total Investments)
X 42,969,020
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 757 TransDigm Inc 4.625% 1/15/29 B- $ 644,608
Airlines - 0.5% (0.3% of Total Investments)
505 Delta Air Lines Inc 3.750% 10/28/29 Baa3 415,908
398 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 340,405
302 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 275,623
1,205 Total Airlines 1,031,936
Auto Components - 0.7% (0.4% of Total Investments)
1,105 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 988,975
480 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 466,728
1,585 Total Auto Components 1,455,703
Chemicals - 0.2% (0.1% of Total Investments)
522 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 453,759
Commercial Services & Supplies - 0.9% (0.6% of Total Investments)
780 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 716,809
575 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 559,676
750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 649,118
2,105 Total Commercial Services & Supplies 1,925,603
Communications Equipment - 1.7% (1.0% of Total Investments)
4,785 Avaya Inc, 144A 6.125% 9/15/28 Caa2 2,010,609
505 Commscope Inc, 144A 4.750% 9/01/29 B1 427,147
750 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 665,851
400 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ 323,844
6,440 Total Communications Equipment 3,427,451
Containers & Packaging - 0.1% (0.1% of Total Investments)
300 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 262,500
Diversified Telecommunication Services - 1.1% (0.7% of Total Investments)
340 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 297,500
250 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 194,754
506 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 395,692
1,540 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 1,416,532
2,636 Total Diversified Telecommunication Services 2,304,478
Electric Utilities - 0.4% (0.3% of Total Investments)
1,735 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 2,169
490 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 429,172
490 PG&E Corp 5.000% 7/01/28 BB 441,634
2,715 Total Electric Utilities 872,975

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Electronic Equipment, Instruments & Components - 0.4% (0.3% of Total Investments)
$ 1,017 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ $ 876,857
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
500 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 471,250
Entertainment - 1.0% (0.6% of Total Investments)
2,586 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,370,580
1,285 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 CCC+ 257,000
1,775 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 CCC- 86,531
500 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 379,495
6,146 Total Entertainment 2,093,606
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
505 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 412,585
Health Care Providers & Services - 1.6% (1.0% of Total Investments)
65 HCA Inc 5.375% 2/01/25 BBB- 64,179
1,050 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 827,901
1,609 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 1,027,926
302 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 285,390
1,100 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 952,050
68 Tenet Healthcare Corp 4.625% 7/15/24 BB- 66,300
90 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 85,889
4,284 Total Health Care Providers & Services 3,309,635
Hotels, Restaurants & Leisure - 1.1% (0.7% of Total Investments)
302 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 252,925
1,562 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,274,983
398 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 388,341
302 Life Time Inc, 144A 5.750% 1/15/26 B 280,860
2,564 Total Hotels, Restaurants & Leisure 2,197,109
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
984 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 1,009,539
450 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 404,865
1,434 Total Independent Power Producers & Energy Traders 1,414,404
Insurance - 0.1% (0.0% of Total Investments)
155 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 139,519
Interactive Media & Services - 0.4% (0.2% of Total Investments)
1,107 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B1 731,021
Internet Software & Services - 0.5% (0.3% of Total Investments)
2,425 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 1,020,780
IT Services - 0.2% (0.1% of Total Investments)
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 406,035
Media - 2.6% (1.6% of Total Investments)
2,123 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 1,539,175
574 iHeartCommunications Inc 8.375% 5/01/27 B- 515,322
1,380 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 1,256,035
4 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,678

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Media (continued)
$ 230 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ $ 193,775
691 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 608,425
1,508 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,202,012
6,510 Total Media 5,318,422
Metals & Mining - 0.2% (0.1% of Total Investments)
485 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 450,966
Oil, Gas & Consumable Fuels - 3.3% (2.0% of Total Investments)
500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 473,222
1,715 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,716,586
595 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 585,867
325 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 324,025
302 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 283,880
302 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 288,304
1,417 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 1,281,873
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa1 195,000
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 Caa1 243,750
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 Caa1 182,213
1,125 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB- 1,022,344
121 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 119,715
7,152 Total Oil, Gas & Consumable Fuels 6,716,779
Pharmaceuticals - 0.1% (0.0% of Total Investments)
340 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 6.000% 6/30/28 N/R 15,300
134 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 N/R 102,431
474 Total Pharmaceuticals 117,731
Software - 0.3% (0.2% of Total Investments)
700 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 578,951
Specialty Retail - 1.6% (1.0% of Total Investments)
375 Hertz Corp, 144A 5.000% 12/01/29 B+ 297,056
2,410 Hertz Corp, 144A 4.625% 12/01/26 B+ 2,054,525
1,010 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 563,075
290 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB- 264,738
125 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B3 117,370
4,210 Total Specialty Retail 3,296,764
Wireless Telecommunication Services - 0.5% (0.3% of Total Investments)
1,305 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 1,037,593
$ 59,738 Total Corporate Bonds (cost $50,064,929) 42,969,020
Shares Description (1) Value
X 9,650,071 COMMON STOCKS - 4.7% (2.9% of Total Investments)
X 9,650,071
Banks - 0.0% (0.0% of Total Investments)
15,167 iQor US Inc (8) $ 60,668
Communications Equipment - 0.1% (0.1% of Total Investments)
9,071 Windstream Services PE LLC (8) 136,065
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,797 TNT Crane & Rigging Inc (8) 180
1,013 TNT Crane & Rigging Inc (8) 7,217
Total Construction & Engineering 7,397

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
Shares Description (1) Value
Diversified Consumer Services - 0.1% (0.1% of Total Investments)
12,578 Cengage Learning Holdings II Inc (8) $ 154,080
Diversified Telecommunication Services - 0.1% (0.0% of Total Investments)
8,135 Windstream Services PE LLC (8) 122,025
Energy Equipment & Services - 2.1% (1.3% of Total Investments)
33,080 Quarternorth Energy Holding Inc (8) 4,002,680
40,007 Transocean Ltd (8) 147,226
5,623 Vantage Drilling International (8) 98,402
Total Energy Equipment & Services 4,248,308
Entertainment - 0.0% (0.0% of Total Investments)
6,268 Metro-Goldwyn-Mayer Inc (8) 27,893
Health Care - 0.2% (0.1% of Total Investments)
28,622 Onex Carestream Finance LP (8) 415,019
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
33,563 Millennium Health LLC (8),(9) 1,644
35,750 Millennium Health LLC (8),(9) 5,327
Total Health Care Providers & Services 6,971
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
55,426 24 Hour Fitness Worldwide Inc (8) 33,256
116,526 24 Hour Fitness Worldwide Inc (8) 6,409
Total Hotels, Restaurants & Leisure 39,665
Independent Power And Renewable Electricity Prod - 1.5% (0.9% of Total Investments)
37,457 Energy Harbor Corp (8),(10) 3,013,416
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
5,388 Catalina Marketing Corp (8) 943
Marine - 0.0% (0.0% of Total Investments)
430 ACBL HLDG CORP (8) 14,190
Media - 0.0% (0.0% of Total Investments)
4 Cumulus Media Inc, Class A (8) 29
775,233 Hibu plc (8) 3,556
Total Media 3,585
Multiline Retail - 0.0% (0.0% of Total Investments)
148 Belk Inc (8) 1,258
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
4,261 California Resources Corp 192,214
7,189 Chord Energy Corp 1,100,564
160 Quarternorth Energy Holding Inc (8) 19,360
Total Oil, Gas & Consumable Fuels 1,312,138
Professional Services - 0.0% (0.0% of Total Investments)
48,296 Skillsoft Corp (8) 86,450
Total Common Stocks (cost $13,611,551) 9,650,071

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Shares Description (1) Value
X 2,101,926 WARRANTS - 1.0% (0.6% of Total Investments)
X 2,101,926
Energy Equipment & Services - 1.0% (0.6% of Total Investments)
14,599 Quarternorth Energy Holding Inc $ 1,766,479
22,626 Quarternorth Energy Holding Inc 113,130
11,748 Quarternorth Energy Holding Inc 93,984
Total Energy Equipment & Services 1,973,593
Entertainment - 0.0% (0.0% of Total Investments)
102,295 Cineworld Warrant –
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
11,511 American Commercial Barge Line LLC 5,755
Marine - 0.0% (0.0% of Total Investments)
1,279 ACBL HLDG CORP 57,555
1,682 ACBL HLDG CORP 41,629
452 ACBL HLDG CORP 14,916
15,138 American Commercial Barge Line LLC 5,677
Total Marine 119,777
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
188 California Resources Corp 2,670
Software - 0.0% (0.0% of Total Investments)
11,806 Avaya Holdings Corp 130
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg 1
Total Warrants (cost $1,523,646) 2,101,926
Shares Description (1) Coupon Ratings (4) Value
123,710 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.0% of Total Investments)
X 123,710
Communications Equipment - 0.0% (0.0% of Total Investments)
8,660 Riverbed technology inc 0.000% N/R $ 2,165
Marine - 0.1% (0.0% of Total Investments)
1,821 ACBL HLDG CORP 0.000% N/R 81,945
1,600 ACBL HLDG CORP 0.000% N/R 39,600
Total Marine 121,545
Total Convertible Preferred Securities (cost $247,327) 123,710
Total Long-Term Investments (cost $362,067,856) 331,275,669
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  3.1% (1.9% of Total Investments)
6,418,497 INVESTMENT COMPANIES - 3.1% (1.9% of Total Investments)
X 6,418,497
6,418,497 BlackRock Liquidity Funds T-Fund Portfolio 2.899%(11) $ 6,418,497
Total Investment Companies (cost $6,418,497) 6,418,497
Total Short-Term Investments (cost $6,418,497) 6,418,497
Total Investments (cost $ 368,486,353 ) - 164 .6% 337,694,166
Borrowings - (43.5)% (12),(13) (89,300,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (19.3)%(14) (39,627,111)
Other Assets Less Liabilities -  (1.8)% (3,649,331)
Net Assets Applicable to Common Shares - 100% $ 205,117,724

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NSL
applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 276,430,942 $ – $ 276,430,942
Corporate Bonds – 42,969,020 – 42,969,020
Common Stocks 1,526,483 8,116,617 6,971 9,650,071
Warrants 2,670 2,099,256 – 2,101,926
Convertible Preferred Securities – 123,710 – 123,710
Short-Term Investments:
Investment Companies 6,418,497 – – 6,418,497
Total
$ 7,947,650 $ 329,739,545 $ 6,971 $ 337,694,166
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) For fair value measurement disclosure purposes, investment classified as Level 3.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 26.4%.
(13) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate

N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.